PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 669	$ 586
Property, plant and equipment at end of period	1,188	669
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,581	1,416
Additions	699	162
Disposals and derecognition	120
Currency translation adjustment	(32)	3
Property, plant and equipment at end of period	2,128	1,581
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(912)	(830)
Additions	(147)	(81)
Disposals and derecognition	(120)
Currency translation adjustment	1	1
Property, plant and equipment at end of period	(940)	(912)
Field [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	283
Property, plant and equipment at end of period	842	283
Field [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	533	370
Additions	699	162
Disposals and derecognition	66
Currency translation adjustment	(11)	1
Property, plant and equipment at end of period	1,155	533
Field [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(250)	(187)
Additions	128	61
Disposals and derecognition	(66)
Currency translation adjustment	1	2
Property, plant and equipment at end of period	(313)	(250)
Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Office [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	54	53
Additions	0	0
Disposals and derecognition	54
Currency translation adjustment	0	1
Property, plant and equipment at end of period	0	54
Office [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(54)	(53)
Additions	0	0
Disposals and derecognition	(54)
Currency translation adjustment	0	1
Property, plant and equipment at end of period	(0)	(54)
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56
Property, plant and equipment at end of period	37	56
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	664	664
Additions	0	0
Disposals and derecognition	0
Currency translation adjustment	0	0
Property, plant and equipment at end of period	664	664
Building [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(608)	(590)
Additions	19	20
Disposals and derecognition	0
Currency translation adjustment	0	(2)
Property, plant and equipment at end of period	(627)	(608)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	330
Property, plant and equipment at end of period	309	330
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	330	329
Additions	0	0
Disposals and derecognition	0
Currency translation adjustment	(21)	1
Property, plant and equipment at end of period	309	330
Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	0	0
Disposals and derecognition	0
Currency translation adjustment	0	0
Property, plant and equipment at end of period	$ 0	$ 0